UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
REVENUES:
Voyage revenues (net of address commissions of $127,649 in 2018 and $153,453 in 2019)	$ 3,125,623	$ 3,294,235
Total revenues	3,125,623	3,294,235
EXPENSES:
Voyage expenses (including related party commissions)	(105,516)	(8,933)
Vessel operating expenses	(1,461,473)	(1,125,983)
Management fees to related party	(100,360)	(87,360)
Depreciation and amortization	(552,167)	(529,686)
General and administrative expenses
Company administration expenses	(211,548)	(73,399)
Public registration costs	(132,091)	(234,406)
Total expenses	(2,563,155)	(2,059,767)
Operating income	562,468	1,234,468
OTHER INCOME/ (EXPENSES):
Interest and finance costs	(26,081)	(2,595)
Interest income	27,821	4,243
Foreign exchange losses	(3,407)	(7,075)
Other, net	0	(243)
Total other expenses, net	(1,667)	(5,670)
Net income	560,801	1,228,798
Comprehensive income	$ 560,801	$ 1,228,798
Loss per common share, basic and diluted (in dollars per share)	$ (0.57)	$ (0.02)
Weighted average number of common shares, basic and diluted (in shares)	2,467,798	2,400,000